MERRILL LYNCH VARIABLE SERIES FUNDS, INC. HIGH CURRENT INCOME FUND

Supplement dated July 12, 2000 to Prospectus dated April 4, 2000

The following information supersedes and replaces any contrary information contained in the Prospectus under the captions “Details About the Fund – How the Fund Invests” and “Details About the Fund – Investment Strategies”:

Effective immediately, the High Current Income Fund may invest up to 30% of its assets in fixed-income securities of issuers outside the U.S.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. HIGH CURRENT INCOME FUND

Supplement dated July 12, 2000 to Statement of Additional Information dated April 4, 2000

The following information supersedes and replaces any contrary information contained in the Statement of Additional Information under the caption “Investment Restrictions – Restrictions Applicable to each of the Funds (Except the Domestic Money Market Fund and the Reserve Assets Fund)”:

Effective immediately, the High Current Income Fund may invest up to 30% of its assets in fixed-income securities of issuers outside the U.S.